SEGMENTED INFORMATION (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenue Stream:
Disposal of Indaflex rights (Mexico)	$ 760,329	$ 166,803	$ 158,166
Consulting Fees (North America)			25,337
Gross Operating Revenue	760,329	166,803	183,503
Other non-operating revenue:
Forgo Salary	106,377	117,300
Gain from disposal of fixed assets		67,077
Legal Settlement		59,949
Interest Income	2,704	683
Total Revenues and Non-Operating Revenues	$ 869,410	$ 411,812	$ 183,503